Staff costs (Details 2) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Staff Costs
Short term employee benefits	£ 563	£ 782	£ 677
Post-employment benefits		11	21
Termination benefits		30
Share-based payment	138	201	22
Management Personnal Compensation	£ 701	£ 1,024	£ 720